ROLLOVER CHOICESM VARIABLE ANNUITY

A DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
issued by
Voya Insurance and Annuity Company
and its
Separate Account B

Supplement Dated May 20, 2019

This supplement updates and amends your current prospectus and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference. __________________________________________________________________________

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by 1-800-283-3427. Your election to receive reports in paper will apply to all funds in which you choose to invest.

IMPORTANT INFORMATION ABOUT THE COMPANY

Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”) is an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018 we became an indirect wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”).  Our direct parent company is Venerable Holdings, Inc. (“Venerable”).  Before June 1, 2018, we were an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc.  The June 1, 2018, sale of the Company by Voya to VA Capital did not change the terms, features and benefits of your Contract.

Subject to regulatory approval, the Company intends to change its name to Venerable Insurance and Annuity Company on or about September 1, 2019.  Consequently, all references to “Voya” as it relates to the Contract’s name and features and/or benefits, including any rider benefits in your most recent prospectus and any subsequent supplements are hereby deleted.  References to “Voya” in relation to former company affiliates and any mutual fund and/or a mutual fund’s investment adviser or subadviser will remain unchanged.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable are responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and we no longer sell or issue any new insurance or annuities. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

IMPORTANT INFORMATION ABOUT THE FUNDS
CURENTLY AVAILABLE THROUGH THE CONTRACT

The Subaccounts that invest in the following funds are currently available for investment through the Contract:

Franklin Small Cap Value VIP Fund (Class 2)	Voya Solution 2025 Portfolio (Class S)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II) [1]	Voya Solution 2035 Portfolio (Class S)
Voya Solution 2045 Portfolio (Class S)
PIMCO Real Return Portfolio (Administrative Class)	Voya Solution Income Portfolio (Class S)
Voya Balanced Portfolio (Class S)	Voya Solution Moderately Aggressive Portfolio (Class S)
Voya Global Bond Portfolio (Class S)	Voya Strategic Allocation Conservative Portfolio (Class S)
Voya Global Equity Portfolio (Class S)	Voya Strategic Allocation Growth Portfolio (Class S)
Voya Government Liquid Assts Portfolio (Class S)	Voya Strategic Allocation Moderate Portfolio (Class S)
Voya Growth and Income Portfolio (Class ADV)	Voya U.S. Bond Index Portfolio (Class S)
Voya High Yield Portfolio (Class S)	VY® American Century Small-Mid Cap Value Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Baron Growth Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY® Blackrock Inflation Protected Bond Portfolio (Class S)
Voya Index Plus SmallCap Portfolio (Class S)	VY® Clarion Global Real Estate Portfolio (Class S)
Voya Intermediate Bond Portfolio (Class S)	VY® Columbia Contrarian Core Portfolio (Class S)
Voya International High Dividend Low Volatility Portfolio (Class S)	VY® Invesco Comstock Portfolio (Class S)
VY® Invesco Equity and Income Portfolio (Class S)
Voya International Index Portfolio (Class ADV)	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
Voya Large Cap Growth Portfolio (Class ADV)	VY® Oppenheimer Global Portfolio (Class S)
Voya Large Cap Value Portfolio (Class S)	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class S)	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S)
Voya RussellTM Large Cap Growth Index Portfolio (Class S)
Voya RussellTM Large Cap Value Index Portfolio (Class S)	VY® T. Rowe Price Equity Income Portfolio (Class S)
Voya Small Company Portfolio (Class S)	VY® T. Rowe Price Growth Equity Portfolio (Class S)
Voya SmallCap Opportunities Portfolio (Class S)	VY® T. Rowe Price International Stock Portfolio (Class S)

More detailed information about these funds, including investment advisers/subadvisers, objectives and fees and expenses can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service at the address and telephone number below for more information.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

IMPORTANT INFORMATION ABOUT FUNDS
CLOSED TO NEW INVESTMENT THROUGH THE CONTRACT

The Subaccounts that invests in the following mutual funds have been closed to new investment:

Voya Growth and Income Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class I)
Voya International Index Portfolio (Class S)	VY® JPMorgan Mid Cap Value Portfolio (Class S)
Voya Large Cap Growth Portfolio (Class I and Class S)	VY® Oppenheimer Global Portfolio (Class I)

Contract Owners who have invested in one or more of the Subaccounts that correspond to these funds may leave their investments in those Subaccounts, but future allocations and transfers into them are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these funds, premium received that would have been allocated to a Subaccount corresponding to one of these funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service at the address or telephone number below.

1 Survivor in a merger with the Oppenheimer Main Street Small Cap Fund®/VA (Service Class) expected to be effective on or about May 27, 2019.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
1-888-854-5950

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.